Related Party Transactions (Details) ¥ in Millions				6 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Jan. 01, 2023	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
Related Party Transactions [Line Items]
Prepayment				$ 380,456		$ 54,782
Loan received						150,000
Hui Yuan [Member]
Related Party Transactions [Line Items]
Balance due amount				7,600,601		7,336,833
Zhizhen Guorui [Member]
Related Party Transactions [Line Items]
Amount transaction	$ 14,084,705	¥ 100.0		13,736,110	¥ 98.4	$ 13,587,536	¥ 98.4
Prepayment				$ 86,941
Hui Yuan [Member]
Related Party Transactions [Line Items]
Annual interest rate			6.80%